Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 2,005,789	$ 1,966,202
Cost of revenue	2,940,555	2,071,289
Gross Margin	(934,767)	(105,087)
General and Admin Expense	5,396,566	358,231
Professional Fee	209,563	120,750
Rent Expense	5,544	3,366
Total operating expense	5,611,673	482,347
Taxation
Loss from operations	(6,546,440)	(587,434)
Other Income / (Expense)	288	100,277
Net loss for the year	$ (6,546,152)	$ (487,158)